Significant subsidiaries	12 Months Ended
Dec. 31, 2020
Significant subsidiaries
Significant subsidiaries

27.  Significant subsidiaries

	Country of	December 31,	December 31,	December 31,
	incorporation	2020	2019	2018
Headhunter LLC	Russia	100%	100%	100%
Zarplata.ru LLC (see note 8)	Russia	100%	—	—
Zemenik LLC	Russia	100%	100%	100%
Headhunter FSU Limited	Cyprus	100%	100%	100%
Headhunter KZ LLC	Kazakhstan	66%	66%	66%
100 Rabot TUT LLC (1)	Belarus	50%	50%	50%
Vsya rabota LLC (1)	Belarus	50%	—	—

(1)The Group includes the operations of 100 Rabot TUT LLC and Vsya rabota in its consolidated financial statements because it has the power to direct the operations of the subsidiary at its own discretion and for its own benefit through the representation of the majority of the Board members by the directors of the Company.

On July 9, 2020 a new subsidiary "Vsya rabota LLC" in Belarus was established in which the Group owns 50% of the participants rights. The new entity was restructuring the existing business. Shareholders of the new subsidiary and top-management team are the same as those of "100 rabot TUT LLC".